SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company sold 3,600,000 unregistered restricted shares to an accredited investor at $0.05 per share for gross proceeds of $180,000 during October 2024.

As disclosed in Part II, Item 1. Legal Proceedings, pursuant to the Thomason Settlement Agreement dated October 7, 2024, the Company canceled 2,575,387 shares of the Company’s common stock, par value $0.001 per share previously issued by the Company to Thomason.

NOTE 8. SUBSEQUENT EVENTS

As previously disclosed in the Company’s Current Report on Form 8-K filed with the SEC on January 12, 2024, on January 8, 2024, the Company, Bridgelink Development, LLC, a Delaware limited liability company (“Bridgelink”), a solar and energy storage development company based in Fort Worth, Texas and C & C Johnson Holdings LLC, the sole member of Bridgelink (the “Member”) entered into a Letter Agreement (the “Letter Agreement”) for a business combination (the “Business Combination”). Pursuant to the Letter Agreement, the Company plans to acquire from the Member all of the issued and outstanding membership interests of an entity to be formed by Bridgelink (the “Target”) in exchange for 222,222,000 restricted shares of the Company’s Common Stock (the “Exchange Shares”). Prior to closing of the transaction (the “Closing” or “Closing Date”), Bridgelink will transfer to Target Bridgelink’s assets and development service agreements (collectively, “Development Projects”) consisting of: (1) a portfolio of renewable energy intangible development assets, which includes certain battery energy storage system (“BESS”) projects with a cumulative storage capacity of at least 1.965 gigawatts (GW) located in the United States and along with certain term sheets and agreements with capital providers, whether or not finalized (collectively, the “BESS Development Projects”) and (2) a portfolio of renewable energy intangible development assets, which includes certain solar development projects with an estimated cumulative output of at least 3.840 gigawatts (GW) located in the United States, along with certain term sheets and agreements with capital providers that Bridgelink has negotiated, whether or not finalized (collectively, the “Solar Development Projects”). In addition, on the Closing Date, Bridgelink will enter into an agreement with Targetwhereby Bridgelink will agree to refer to the Company any future projects involving BESS that Bridgelink is presented with an opportunity to work on.

Completion of the Business Combination is contingent upon the parties entering into a definitive agreement which will contain certain conditions to close, including a commitment for a capital investment or other financing transaction of not less than $50,000,000 (the “Capital Infusion”) prior to closing. In addition, the definitive agreement is expected to include additional covenants, representations and warranties that are customary of business combination agreements of this type including entering into the following agreements:

 Project Management Services Agreement pursuant to which all aspects of the development and operation of the BESS Development Projects will be overseen by the service provider. The fees payable to the service provider will be as follows:

● BESS Development Projects. an aggregate amount equal to $0.035 per Watt (“W”) for each BESS Development Project payable as follows: (i) $0.005 per W shall be paid in cash upon the Company’s listing of its Common Stock on the NASDAQ stock market and the closing of a financing transaction of a BESS Development Project (“Project Financing”); and (ii) $0.03 per W shall be paid in cash upon attainment of Ready to Build (“RTB”) status per each BESS Development Project with the closing of Project Financing related to such project to enable the Company to commence construction of said BESS Development Project (collectively (i) and (ii), the (“BESS Development Fees”).

● Unique Solar Development Projects. $0.01 per W in cash upon attainment of RTB status per each development project, paid within ten (10) days of Company being paid, to enable the Company to commence construction of said Development Project;

● Other Development Projects. within ten (10) days of Company being paid, the higher of either (a) 50% of the gross margin or (b) $0.02 per W in cash upon attainment of RTB status or project acceptance per each development project (“Other Development Fees”); and

● Solar Development Projects. If the Solar Development Projects are developed by the Company, an aggregate amount equal to $0.035 per Watt (W) for each Solar Development Project payable as follows: (i) $0.005 per W shall be paid in cash upon the Company’s listing of its Common Stock on the NASDAQ stock market and the closing of a financing transaction of a BESS Development Project (“Project Financing”); and (ii) $0.03 per W shall be paid in cash upon attainment of Ready to Build (“RTB”) status per each Solar Development Project with the closing of Project Financing related to such project to enable the Company to commence construction of said Solar Development Project (collectively (i) and (ii), the (“Solar Development Fees”).

During February and March 2023, the Company sold 3,657,143 unregistered shares of its Common Stock to five private accredited investors for $256,000 ($0.07 per share).

(b)	Financial Statement Schedules

Schedules have been omitted because the information required to be set forth therein is not applicable or is shown in the Consolidated Financial Statements or the Notes thereto.